Share Capital	12 Months Ended
Dec. 31, 2017
Share Capital [abstract]
Share Capital

23. Share Capital

(a) Authorized share capital

The Company has an unlimited number of common shares without par value authorized for issue.

In February 2017, the Company closed a private placement by issuing an aggregate of 11,873,750 common shares at a price of US$6.30 per common share for gross proceeds of $74,804, or net proceeds of $70,497 after share issuance costs.

(b) Stock Options

The Company’s Stock Option Plan, as amended and approved from time to time, permits the Company to issue up to 12,200,000 stock options.  As at December 30, 2017, a total of 2,222,905 common shares were available for issuance under the plan.

	Number of stock options	Weighted average exercise price
		Canadian dollars
Outstanding, December 31, 2015	3,105,355	$3.66
Exercised	(2,236,861)	$3.45
Forfeited	(23,501)	$4.79
Outstanding, December 31, 2016	844,993	$4.19
Exercised	(307,160)	$3.39
Granted	617,694	$6.35
Outstanding, December 31, 2017	1,155,527	$5.56

Vested and exercisable, December 31, 2016	459,578	$3.68
Vested and exercisable, December 31, 2017	537,833	$4.64

During the year ended December  31, 2017, 617,694 options (2016 - nil) were granted.

The assumptions used to estimate the fair value of the stock options granted during the year ended December 31, 2017 were a risk-free interest rate of 0.77%, expected volatility of 63.02%, expected life of 3 years, expected forfeiture rate of 5.57%, and an expected dividend yield of nil. The fair value, as determined using the Black-Scholes model,  was $2.61 per option granted in the period.

During year ended December 31, 2017, the Company expensed a total of $674, in share-based payments related to the vesting of stock options (2016 – $468).

(c) Warrants

	Number of warrants	Weighted average exercise price
		Canadian dollars
Outstanding, December 31, 2015	-	$-
Granted	1,514,677	$6.01
Exercised	(931,700)	$6.01
Outstanding, December 31, 2016	582,977	$6.01
Exercised	(238,515)	$6.01
Outstanding, December 31, 2017	344,462	$6.01